LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net Disclosure [Abstract]
LAND USE RIGHTS, NET

6. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights	29,788	84,376
Less: Accumulated amortization	(4,026)	(6,271)
	25,762	78,105

Amortization expenses for land use right were RMB805, RMB806 and RMB1,195 for the years ended December 31, 2023, 2024 and 2025. Future amortization expense is RMB1,894 for each of the next five years through December 31, 2030 and thereafter.